Net Loss per Share - Schedule of Computation of Net Loss per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss	$ (7,144)	$ (767)	$ (4,444)	$ (7,411)	$ (3,565)
Weighted-average shares used in computing basic and diluted net loss per share	30,026,197	6,750,834	19,928,003	6,612,621	6,433,819
Basic and diluted net loss per share	$ (0.24)	$ (0.11)	$ (0.22)	$ (1.12)	$ (0.55)